Ensemble Fund
Investment Objective
The Ensemble Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Ensemble Fund
Redemption Fees (on shares sold after holding them for 90 days or less as a percentage of the amount redeemed)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Ensemble Fund
Management Fees	1.00%
Distribution 12b-1 Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	1.00%

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	- 1 Year -	- 3 Years -
Ensemble Fund | USD ($)	102	318

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

The Principal Investment Strategy of the Fund

The Ensemble Fund seeks to achieve long-term capital appreciation by investing in a focused portfolio of approximately 15 to 25 securities, which it believes are undervalued relative to their future prospects. Under normal market conditions, the Fund invests primarily in common stocks of companies of all sizes, including small-capitalization companies. The Fund may invest in foreign securities, including American Depositary Receipts (ADRs). The Fund may also invest in fixed income securities. Fixed income securities in which the Fund may invest may include investment-grade bonds of varying maturities. From time to time, the Fund may invest a significant portion of its assets in a particular sector. The Fund's investment adviser (the "Adviser"), Ensemble Capital Management, LLC, attempts to evaluate the underlying economic values of securities and invests in securities whose market values it believes are substantially below their estimated economic values.

The Adviser uses fundamental research to seek companies with attractive attributes. These attributes include strong and durable competitive advantages, high and sustainable returns on invested capital, competent and shareholder-oriented management, long term growth opportunities, and sustainable levels of debt. Although the Adviser focuses on U.S. companies, it may also invest in foreign companies with these attributes.

Position sizes within the fund reflect the Adviser’s assessment of the magnitude of potential returns that a security offers as well as the Advisers conviction in a positive outcome.

The Adviser sells or reduces the Fund's position in a security (1) when it approaches and/or exceeds the Adviser's estimate of its fair value, (2) when its economic fundamentals have deteriorated such that the Adviser’s estimate of its fair value declines materially, or (3) when the facts or the analysis surrounding the reason to originally put the security in the Fund's portfolio have changed.

Although the Fund seeks to be fully invested in equity securities, where the market does not present ample investment opportunities that are consistent with the Fund’s criteria for investment, the Adviser may allocate the Fund’s assets to fixed income securities as described above or cash holdings. Cash holdings are a residual of our investment decisions. Occasionally the Adviser may not find enough investments that meet the Fund's criteria and maintain without limitation a significant portion of the Fund's assets in cash or cash-equivalents like money-market funds, certificates of deposit and short-term debt obligations. During such a time when the Fund may be significantly invested in cash or cash-equivalents, it may not achieve its investment objective.

The Fund is a "non-diversified" fund, which means it can invest in fewer securities at any one time than a diversified fund. Also, from time to time the Fund may invest a significant portion of its assets in a limited number of industry sectors.

The Principal Risks of Investing in the Fund

Risks in General. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of the Fund's investments. There is risk that these and other factors may adversely affect the Fund's performance. The loss of money is a risk of investing in the Fund.

Risks of Investing in Common Stocks. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Risks of Small and Medium Capitalization Companies. The Fund invests in the stocks of small and medium capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small and medium capitalization companies may have limited product lines and markets and may experience higher failure rates than do larger companies.

Risks of Investing in Undervalued Securities. Undervalued securities are, by definition, out of favor with investors, and there is no way to predict when, if ever, the securities may return to favor. Therefore, investors should purchase shares of the Fund only if they intend to be patient, long-term investors.

Foreign Risk. The Fund may invest in foreign securities, including American Depositary Receipts (ADRs). ADRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying securities in their national markets and currencies. ADRs are subject to risks similar to those associated with direct investment in foreign securities. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. These risks include adverse political, social and economic developments, differing auditing and legal standards, war, expropriation and nationalization.

Fixed Income Securities Risks. Investing in fixed income securities subjects the Fund to interest rate risk and credit risk. Interest rate risk is the risk that increases in interest rates can cause the prices of the Fund's investments in fixed income securities to decline. Credit risk is the risk that the issuer of the fixed income securities may not be able to meet interest or principal payments when the securities become due.

Sector Risks. Sector risk is the possibility that companies that are in similar businesses may be similarly affected by particular economic or market events. If the Adviser invests a significant portion of the Fund's assets in a particular sector, the Fund is subject to the risk that companies in the same sector are likely to react similarly to adverse legislative or regulatory changes, adverse market conditions, and/or increased competition affecting that market segment.

Risk of Non-Diversification. The Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is "diversified." Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment.

Management Risks. The Adviser's implementation of the Fund's strategy may fail to produce the intended results.

Performance History

Past performance (before and after taxes) of the Fund is no guarantee of how it will perform in the future. Past performance provides some indication of the risks of investing in the Fund. There is no performance information for the Fund since the Fund has not completed one full calendar year of operation as of the date of this prospectus. Performance data current to the most recent month end may be obtained by calling 1-800-785-8165.